CONSOLIDATED
STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—93.3%			Textiles, Apparel & Luxury Goods (Continued)
Consumer Discretionary—28.8%			PRADA SpA	119,610,010 $	335,424,303
Entertainment—0.0%					2,835,381,635
Tencent Music			Consumer Staples—8.3%
Entertainment			Beverages—3.0%
Group, ADR[1]	8,537 $	113,030	Anadolu Efes
Hotels, Restaurants & Leisure—4.5%			Biracilik Ve Malt
Alsea SAB de CV1,2	72,433,347	141,512,742	Sanayii AS2	38,338,430	126,638,800
Huazhu Group Ltd.,			Fomento Economico
ADR[2]	25,122,746	768,756,027	Mexicano SAB
Jollibee Foods Corp.	31,206,563	172,271,514	de CV	84,335,390	784,024,903
Yum China			Fomento Economico
Holdings, Inc.	18,052,890	722,296,129	Mexicano SAB de
		1,804,836,412	CV, Sponsored ADR	3,093,745	287,903,910
Household Durables—0.0%					1,198,567,613
Steinhoff			Food & Staples Retailing—2.9%
International			Atacadao SA	88,199,300	520,346,537
Holdings NV1	115,822,130	10,650,181	BIM Birlesik
Interactive Media & Services—4.1%			Magazalar AS	6,620,645	90,575,481
Tencent Holdings			Shoprite Holdings
Ltd.	28,964,110	1,201,170,436	Ltd.	27,498,794	324,283,313
Yandex NV, Cl. A1,2	11,551,680	414,936,345	Wal-Mart de Mexico
		1,616,106,781	SAB de CV	76,945,903	217,150,476
					1,152,355,807
Internet & Catalog Retail—9.8%
Alibaba Group			Food Products—0.3%
Holding Ltd.,			Vietnam Dairy
Sponsored ADR[1]	16,667,079	2,487,728,211	Products JSC	20,419,300	112,732,683
Baozun, Inc.,			Personal Products—2.1%
Sponsored ADR[1]	1,078,500	42,309,555	Amorepacific Corp.	1,449,666	216,892,768
Meituan Dianping,			AMOREPACIFIC
Cl. B1	123,030,800	948,524,978	Group	1,503,979	81,594,037
MercadoLibre, Inc.[1]	693,640	395,735,493	LG Household &
		3,874,298,237	Health Care Ltd.	304,983	326,308,605
Media—1.0%			Natura Cosmeticos
Zee Entertainment			SA	14,606,200	223,264,791
Enterprises Ltd.[2]	74,318,476	382,654,647			848,060,201
Multiline Retail—2.3%			Energy—5.9%
Lojas Americanas			Oil, Gas & Consumable Fuels—5.9%
SA2	108,714,800	447,165,961	LUKOIL PJSC,
SACI Falabella	74,519,550	449,510,840	Sponsored ADR	5,791,271	464,630,094
		896,676,801	Novatek PJSC,
			Sponsored GDR	9,139,218	1,866,024,922
Textiles, Apparel & Luxury Goods—7.1%					2,330,655,016
Kering SA	2,895,148	1,503,870,075
LVMH Moet			Financials—26.5%
Hennessy Louis			Capital Markets—3.7%
Vuitton SE	2,064,739	782,304,227	B3 SA-Brasil Bolsa
Moncler SpA	5,816,186	213,783,030	Balcao	67,014,248	624,552,058

1 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Capital Markets (Continued)			Diversified Financial Services (Continued)
China International			FirstRand Ltd.	136,752,054 $	627,283,392
Capital Corp. Ltd.,					728,942,383
Cl. H3	85,576,800 $	154,532,649	Insurance—4.2%
Hong Kong
Exchanges &			AIA Group Ltd.	122,390,600	1,146,602,329
Clearing Ltd.	21,105,356	669,373,207	Ping An Insurance
		1,448,457,914	Group Co. of China
			Ltd., Cl. A	45,285,978	513,920,938
Commercial Banks—10.3%					1,660,523,267
Akbank TAS[1]	236,617,980	242,332,311	Real Estate Management & Development—2.1%
Banco de Chile	407,535,368	58,505,292	Ayala Land, Inc.	317,887,100	301,656,173
Banco Santander
Mexico SA			Emaar Properties
Institucion de			PJSC	126,330,811	152,651,163
Banca Multiple			Oberoi Realty Ltd.[1]	15,128,917	122,173,303
Grupo Financiero			SM Prime Holdings,
Santander, Cl. B	119,290,221	174,686,107	Inc.	342,176,972	261,036,664
Bandhan Bank Ltd.[3]	6,849,773	58,166,435			837,517,303
Bank Central Asia			Thrifts & Mortgage Finance—4.0%
Tbk PT	112,323,800	228,864,270	Housing
BDO Unibank, Inc.	260,890	689,315	Development
Commercial			Finance Corp. Ltd.	51,033,026	1,598,580,326
International Bank			Health Care—5.7%
Egypt SAE	45,861,035	196,390,113	Biotechnology—1.0%
Credicorp Ltd.	2,921,982	653,939,572	Biocon Ltd.	21,503,263	167,058,496
Grupo Aval			Innovent Biologics,
Acciones y Valores			Inc.[1,3]	53,562,500	163,504,216
SA, ADR[2]	27,098,977	187,795,911
Grupo Financiero			Shanghai Junshi
			Biosciences Co. Ltd.,
Inbursa SAB de CV,			Cl. H1,2,3	13,377,000	48,880,853
Cl. O	207,029,544	274,648,544
Itau Unibanco					379,443,565
Holding SA, ADR	20,632,810	183,632,009	Health Care Providers & Services—1.0%
Kotak Mahindra			Sinopharm Group
Bank Ltd.	66,052,253	1,443,037,325	Co. Ltd., Cl. H2	107,869,200	404,103,915
Sberbank of Russia			Health Care Technology—0.0%
PJSC	31,491,622	112,588,028	Ping An Healthcare
Siam Commercial			& Technology Co.
Bank PCL (The)	43,316,800	177,313,830	Ltd.[1,3]	2,664,621	11,941,332
Turkiye Garanti
Bankasi AS1	59,070,565	80,250,417	Life Sciences Tools & Services—1.1%
		4,072,839,479	Samsung Biologics
			Co. Ltd.[1,3]	1,007,226	252,973,238
Consumer Finance—0.4%			Wuxi Biologics
Cholamandalam			Cayman, Inc.[1,3]	19,639,500	185,189,398
Investment &					438,162,636
Finance Co. Ltd.	6,924,201	152,342,151
			Pharmaceuticals—2.6%
Diversified Financial Services—1.8%			Dong-E-E-Jiao Co.
Ayala Corp.	5,769,480	101,658,991	Ltd., Cl. A4	19,345,089	114,126,702

2 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

	Shares	Value		Shares	Value
Pharmaceuticals (Continued)			Materials—6.9%
Hutchison China			Construction Materials—1.1%
MediTech Ltd., ADR[1]	3,479,650 $	96,073,136	Dalmia Bharat Ltd.	4,928,583 $	83,362,454
Jiangsu Hengrui			Indocement Tunggal
Medicine Co. Ltd.,			Prakarsa Tbk PT	125,325,579	186,041,984
Cl. A5	17,609,510	157,197,633	Semen Indonesia
Jiangsu Hengrui			Persero Tbk PT1	87,373,500	70,653,990
Medicine Co. Ltd.,			UltraTech Cement
Cl. A4,5	73,695,405	660,803,872	Ltd.	1,540,689	105,204,162
		1,028,201,343			445,262,590
Industrials—4.4%			Metals & Mining—5.8%
Air Freight & Couriers—1.2%			Glencore plc[1]	352,998,599	1,138,719,659
ZTO Express			Grupo Mexico SAB
Cayman, Inc., ADR	25,530,027	460,561,687	de CV	214,845,468	536,161,329
Industrial Conglomerates—2.5%			MMC Norilsk Nickel
Jardine Strategic			PJSC	312,740	65,773,312
Holdings Ltd.	13,467,948	502,901,730	MMC Norilsk Nickel
SM Investments			PJSC, ADR	4,793,798	99,958,776
Corp.	26,729,237	482,497,176	Polyus PJSC, GDR[3,6]	2,440,700	96,469,546
		985,398,906	Vale SA, Cl. B,
			Sponsored ADR	30,107,670	375,442,645
Transportation Infrastructure—0.7%					2,312,525,267
DP World plc	5,809,740	99,033,276	Total Common Stocks
Grupo			(Cost $28,340,256,021)	37,022,637,448
Aeroportuario del
Sureste SAB de CV,
Cl. B	12,082,161	190,756,200	Preferred Stocks—1.7%
		289,789,476	Grab Holdings,
Information Technology—6.8%			Inc., H Shares,
Electronic Equipment, Instruments, &			Preference[1,2,4,7]	65,391,295	403,000,012
Components—0.3%			Xiaoju Kuaizhi,
Sunny Optical			Inc., Series A,
Technology Group			Preference[1,2,4,7]	2,615,945	125,539,200
Co. Ltd.	12,029,400	101,964,279	Xiaoju Kuaizhi,
			Inc., Series A1,
IT Services—1.6%			Preference[1,2,4,7]	2,083,333	99,979,151
StoneCo Ltd., Cl. A1	4,796,210	120,864,492	Xiaoju Kuaizhi,
Tata Consultancy			Inc., Series B,
Services Ltd.	16,731,906	527,263,210	Preference[1,2,4,7]	981,699	47,111,735
		648,127,702	Zee Entertainment
Semiconductors & Semiconductor			Enterprises Ltd., 6%
Equipment—4.0%			Cum. Non-Cv.[2]	189,591,305	14,309,548
Taiwan			Total Preferred Stocks
Semiconductor			(Cost $652,999,979)		689,939,646
Manufacturing Co.
Ltd.	214,368,429	1,587,805,237
Technology Hardware, Storage &
Peripherals—0.9%
Samsung Electronics
Co. Ltd.	10,340,398	367,057,646

3 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—4.5%
Invesco
Oppenheimer
Institutional
Government Money
Market Fund, Cl.
IN, 2.39%[8] (Cost
$1,774,436,133)	1,774,436,133 $	1,774,436,133

Total
Investments,
at Value (Cost
$30,767,692,133)	99.5% 39,487,013,227
Net Other Assets
(Liabilities)	0.5	187,732,395
Net Assets	100.0% $ 39,674,745,622

Footnotes to Consolidated Statement of Investments
1. Non-income producing security.
2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
August 31, 2018		Additions	Reductions	May 31, 2019
Common Stock
Beverages
Anadolu Efes Biracilik Ve Malt
Sanayii AS	38,338,430	—	—	38,338,430
Biotechnology
Shanghai Junshi Biosciences Co.
Ltd., Cl. H	—	15,407,000	2,030,000	13,377,000
Commercial Banks
Grupo Aval Acciones y Valores
SA, ADR	27,098,977	—	—	27,098,977
Health Care Providers &
Services
Apollo Hospitals Enterprise Ltd.	10,982,511	—	10,982,511	—
Sinopharm Group Co. Ltd., Cl. H	166,180,000	—	58,310,800	107,869,200
Hotels, Restaurants & Leisure
Alsea SAB de CV	—	72,433,347	—	72,433,347
Huazhu Group Ltd., ADR	23,141,037	1,981,709	—	25,122,746
Interactive Media & Services
Yandex NV, Cl. Aa	11,817,570	3,616,260	3,882,150	11,551,680
Media
Zee Entertainment Enterprises Ltd.	65,300,739	9,017,737	—	74,318,476
Multiline Retail
Lojas Americanas SA	98,235,400	21,530,200	11,050,800	108,714,800
Preferred Stock
Grab Holdings, Inc., H Shares,
Preference	65,391,294	65,391,295	65,391,294	65,391,295

4 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

Footnotes to Consolidated Statement of Investments (Continued)
	Shares	Gross	Gross	Shares
	August 31, 2018	Additions	Reductions	May 31, 2019
Xiaoju Kuaizhi, Inc., Series A,
Preference	2,615,945	2,615,945	2,615,945	2,615,945
Xiaoju Kuaizhi, Inc., Series A1,
Preference	2,083,333	2,083,333	2,083,333	2,083,333
Xiaoju Kuaizhi, Inc., Series B,
Preference	981,699	981,699	981,699	981,699
Zee Entertainment Enterprises Ltd.,
6% Cum. Non-Cv.	189,591,305	—	—	189,591,305
				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Beverages
Anadolu Efes Biracilik Ve Malt
Sanayii AS	$126,638,800 $	2,830,092 $	—	$4,625,669
Biotechnology
Shanghai Junshi Biosciences Co.
Ltd., Cl. H	48,880,853	—	2,584,019	15,352,857
Commercial Banks
Grupo Aval Acciones y Valores
SA, ADR	187,795,911	6,516,650	—	(26,556,997)
Health Care Providers &
Services
Apollo Hospitals Enterprise Ltd.	—	708,278	6,798,260	(16,439,654)
Sinopharm Group Co. Ltd., Cl. H	404,103,915	—	(3,479,422)	(159,245,110)
Hotels, Restaurants & Leisure
Alsea SAB de CV	141,512,742	—	—	(41,210,932)
Huazhu Group Ltd., ADR	768,756,027	7,903,621	—	(93,284,878)
Interactive Media & Services
Yandex NV, Cl. Aa	—[b]	—	7,798,092	63,191,515
Media
Zee Entertainment Enterprises Ltd.	382,654,647	—	—	(128,414,859)
Multiline Retail
Lojas Americanas SA	447,165,961	1,496,455	(9,888,264)	54,443,655
Preferred Stock
Grab Holdings, Inc., H Shares,
Preference	403,000,012	—	—	—
Xiaoju Kuaizhi, Inc., Series A,
Preference	125,539,201	—	—	2,145,075
Xiaoju Kuaizhi, Inc., Series A1,
Preference	99,979,151	—	—	1,708,333
Xiaoju Kuaizhi, Inc., Series B,
Preference	47,111,735	—	—	804,993
Zee Entertainment Enterprises Ltd.,
6% Cum. Non-Cv.	14,309,548	1,284,049	825,439	2,489,437
Total	$ 3,197,448,503 $	20,739,145 $	4,638,124	$ (320,390,896)

a. No longer affiliate at period end.
b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

5 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $971,657,667 or 2.45% of the Fund's net assets at period end.
4. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.
5. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
6. Restricted security. The aggregate value of restricted securities at period end was $96,469,546, which represents
0.24% of the Fund's net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Polyus PJSC, GDR	6/30/17 $	81,153,275 $	96,469,546 $	15,316,271

7. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying
Consolidated Notes.
8. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of May 31, 2019.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
China	$9,420,255,926	23.9%
India	4,654,152,057	11.8
Russia	3,120,381,023	7.9
Mexico	2,606,844,210	6.6
Brazil	2,495,268,493	6.3
Hong Kong	2,414,950,403	6.1
France	2,286,174,302	5.8
United States	1,774,436,133	4.5
Taiwan	1,587,805,237	4.0
Philippines	1,319,809,832	3.3
South Korea	1,244,826,294	3.2
Switzerland	1,138,719,659	2.9
South Africa	962,216,887	2.4
Peru	653,939,572	1.7
Italy	549,207,333	1.4
Turkey	539,797,010	1.4
Chile	508,016,132	1.3
Indonesia	485,560,244	1.2
Singapore	403,000,012	1.0
Argentina	395,735,493	1.0
United Arab Emirates	251,684,438	0.6
Egypt	196,390,113	0.5
Colombia	187,795,911	0.5
Thailand	177,313,830	0.4
Vietnam	112,732,683	0.3
Total	$ 39,487,013,227	100.0%

6	INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

1. Organization
Oppenheimer Developing Markets Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a private vehicle, OFI Global China Fund,
LLC (the “Subsidiary”), which is wholly-owned and controlled by the Fund organized under laws of Delaware. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 10% of its total net assets in the Subsidiary.The Subsidiary invests significantly in class A-shares of Chinese companies ("China A Shares"). The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.
    At period end, the Fund owned 48,390,006 shares with net assets of $1,693,776,026 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars.Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

7	INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

8 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

3. Securities Valuation (Continued)

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund's Consolidated Statement of Assets and Liabilities at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$5,420,553,493	$6,000,164,231	—	$ 11,420,717,724
Consumer Staples	1,815,540,141	1,496,176,163	—	3,311,716,304
Energy	—	2,330,655,016	—	2,330,655,016
Financials	1,358,521,328	9,140,681,495	—	10,499,202,823
Health Care	96,073,136	2,165,779,655	—	2,261,852,791
Industrials	651,317,887	1,084,432,182	—	1,735,750,069
Information Technology	120,864,492	2,584,090,372	—	2,704,954,864
Materials	977,377,286	1,780,410,571	—	2,757,787,857
Preferred Stocks	14,309,548	— 675,630,098		689,939,646
Investment Company	1,774,436,133	—	—	1,774,436,133
Total Assets	$12,228,993,444	$ 26,582,389,685	$675,630,098	$ 39,487,013,227

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above

9 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out	Transfers into
	of Level 1*	Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer Staples	$(642,936,832) $	642,936,832
Financials	(521,753,032)	521,753,032
Information Technology	(799,952,742)	799,952,742
Total Assets	$(1,964,642,606) $	1,964,642,606

* Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks
Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition.A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment

10 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

4. Investments and Risks (Continued)
adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds.When applicable, the Fund's investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the
Affiliated Funds’ expenses, including their management fee.The Manager will waive fees and/
or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares.To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of
Investments. Restricted securities are reported on a schedule following the Consolidated
Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price.The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to

11 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)
various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

12 INVESCO OPPENHEIMER DEVELOPING MARKETS FUND